Convertible Debentures, Loan Payable and Promissory Note (Details Narrative)				1 Months Ended		12 Months Ended
	Aug. 30, 2019 USD ($)	Apr. 18, 2019 USD ($) shares	Mar. 21, 2018	Apr. 30, 2019 USD ($) shares	Apr. 30, 2019 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 $ / shares	Apr. 18, 2019 $ / shares	Apr. 02, 2019 USD ($)	Apr. 02, 2019 CAD ($) $ / shares
Advanced amount						$ 218,151
Warrant exercise price | $ / shares						$ 0.38
Warrant expected life			2 years
Canada Dollars [member]
Warrant exercise price | $ / shares									$ 0.50
Unsecured Convertible Debentures [member]
Proceeds from convertible Debentures				$ 3,729,921
Debt, interest rate											12.00%	12.00%
Borrowings, interest rate, monthly payable											1.00%	1.00%
Debt maturity term				2 years	2 years
Payments for debt issue costs				$ 377,072
Unsecured Convertible Debentures [member] | Canada Dollars [member]
Proceeds from convertible Debentures					$ 4,988,292
Payments for debt issue costs					$ 499,462
Unsecured Convertible Debentures [member] | Top of Range [Member]
Convertible Debentures											$ 10,500,000
Unsecured Convertible Debentures [member] | Top of Range [Member] | Canada Dollars [member]
Convertible Debentures												$ 14,000,000
Convertible Debentures [Member]
Number of debt converted, shares | shares				12,457,500	12,457,500	1,235,000
Conversion of debt description				Each unit will consist of one common share and one common share purchase warrant. Each common share purchase warrant will entitle the holder to purchase one common share of the Company at a price of CAD$0.50 per share for a period of four years from the date upon which the convertible debenture is issued.	Each unit will consist of one common share and one common share purchase warrant. Each common share purchase warrant will entitle the holder to purchase one common share of the Company at a price of CAD$0.50 per share for a period of four years from the date upon which the convertible debenture is issued.
Number of debt converted, value						$ 369,545
Convertible Debentures [Member] | Board of Directors and Senior Management Team [member]
Subscription of debt, percent											14.30%	14.30%
Subscription of debt amount											$ 535,000
Convertible Debentures [Member] | IBK Capital [Member]
Subscription of debt, percent											4.00%	4.00%
Subscription of debt amount											$ 146,000
Convertible Debentures [Member] | Canada Dollars [member]
Conversion of debt price per share | $ / shares												$ 0.40
Convertible Debentures [Member] | Canada Dollars [member] | Board of Directors and Senior Management Team [member]
Subscription of debt amount												$ 710,000
Convertible Debentures [Member] | Canada Dollars [member] | IBK Capital [Member]
Subscription of debt amount												$ 200,000
Convertible Debentures [Member] | Top of Range [Member]
Debt discount rates											28.74%	28.74%
Convertible Debentures [Member] | Bottom of Range [Member]
Debt discount rates											29.71%	29.71%
Bridge loan [member] | Espresso Capital Ltd [Member]
Debt, interest rate		17.25%
Line of credit, maximum borrowing capacity		$ 5,000,000
Advanced amount		$ 3,100,000
Line of credit maturity date		December 31, 2019
Payment of loan				$ 147,077
Bridge loan [member] | Espresso Capital Ltd [Member] | Warrants [Member]
Warrants to purchase common stock | shares		3,289,500
Warrant expiration date		Apr. 18, 2020
Warrant expected life		1 year
Fair value of warrants		$ 221,620
Foreign exchange impact on debt issuance		$ 3,543
Bridge loan [member] | Espresso Capital Ltd [Member] | Warrants [Member] | Volatility Rate [Member]
Warrant measurement input		78.91
Bridge loan [member] | Espresso Capital Ltd [Member] | Warrants [Member] | Risk Free Rate [Member]
Warrant measurement input		1.62
Bridge loan [member] | Espresso Capital Ltd [Member] | Cash Interest Rate [Member]
Debt, interest rate		15.00%
Bridge loan [member] | Espresso Capital Ltd [Member] | Deferred Interest Rate [member]
Debt, interest rate		2.25%
Bridge loan [member] | Canada Dollars [member] | Espresso Capital Ltd [Member] | Warrants [Member]
Warrant exercise price | $ / shares										$ 0.35
Promissory note [Member] | Lender [Member]
Repayments of debt	$ 900,000
Interest paid	17,160
Promissory note [Member] | Top of Range [Member] | Lender [Member]
Convertible Debentures	$ 1,000,000
Debt, interest rate	15.00%